1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This ASU amends existing guidance that requires an incurred loss impairment methodology that delays recognition until it is probable a loss has been incurred. The new guidance requires measurement and recognition of an allowance for credit losses that estimates expected credit losses and applies to financial assets measured at amortized cost including financing receivables, as well as net investments in leases recognized by a lessor, off-balance sheet credit exposures and reinsurance recoverables. The ASU was effective for annual and interim periods beginning after December 15, 2019. The Company adopted this guidance as of January 1, 2020 using the modified retrospective approach. Transition to the new ASU was through a cumulative-effect adjustment to beginning retained earnings as of January 1, 2020. The following table illustrates the impact of adopting ASU 2016-13 and details how outstanding loan balances have been reclassified as a result of changes made to our primary portfolio segments under CECL.

	January 1, 2020
Assets	As Reported Under ASC 326	Pre-ASC 326 Adoption	Impact ofASC 326 Adoption
	(in 000’s)	(in 000’s)	(in 000’s)
Loans:
Live Checks	$ 88,442	$ --	$ 88,442
Premier Loans	85,252	-	85,252
Other Consumer Loans	563,560	-	563,560
Real Estate Loans	37,255	-	37,255
Sales Finance Contracts	70,019	-	70,019
Total Portfolio Level	-	844,528	(844,528)

Unearned Finance Charges	118,748	118,748	-
Unearned Insurance Premiums & Comm	57,620	57,620	-
Allowance for Credit Losses	55,158	53,000	2,158
Total Net	$ 613,002	$ 615,160	$ (2,158)

Equity:
Retained Earnings	$ 249,553	$ 251,711	$ (2,158)

A cross-functional implementation team led by Finance and Accounting leadership was established to implement the new standard and develop a CECL compliant methodology and model. Under the Company’s new model, loans with similar risk characteristics will be collectively evaluated in pools utilizing an open pool loss rate method, whereby a historical loss rate is calculated and applied to the balance of loans outstanding in the portfolio at each reporting period. This will then be adjusted utilizing a macroeconomic forecast and other qualitive factors, as appropriate, to fully reflect expected losses in the portfolio. The Company expects ongoing variability in the allowance for credit losses under this new standard to be driven primarily by the growth of the loan portfolio, ratio of types of loans in the portfolio, credit quality of customers and macroeconomic environment and outlook at each reporting period. See Note 2.